Net Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Net operating loss carryforward
Allowance for loan losses	$ 5,021	$ 6,915
Tax credit carryforward	7,361	1,548
Net unrealized loss on securities available for sale	4,325	0
Tax credit carryforward	2,400	994
Impairment on securities	702	1,696
Interest on nonaccrual loans	140	114
Accrued benefit cost	232	755
Depreciation and amortization	361	167
Home equity line closing cost	103	120
Defined benefit plan	266	229
Deferred compensation	143	107
Accrued compensated absences	66	65
Other real estate owned	275	1,116
Other	191	133
Total deferred tax assets	21,586	13,959
Deferred tax liabilities:
FHLB dividend	(8)	(8)
Goodwill and other intangible assets	(2,532)	(2,150)
Net unrealized gain on securities available for sale	0	(991)
Other	(109)	(123)
Total deferred tax liabilities	(2,649)	(3,272)
Net deferred tax asset	$ 18,937	$ 10,687